Condensed Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	300,000,000	300,000,000	300,000,000
Common stock, shares issued	7,042,000	3,189,000	550,814
Common stock, shares outstanding	7,042,000	3,189,000	550,814
Previously Reported [Member]
Common stock, shares issued		3,188,679
Common stock, shares outstanding		3,188,679